Investments in affiliated companies	12 Months Ended
Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments in affiliated companies
5.	Investments in affiliated companies

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2018	2019
Current assets	404,658	355,320
Noncurrent assets	868,455	608,626
Current liabilities	273,067	188,905
Noncurrent liabilities and noncontrolling interests	768,007	584,714
Percentage of ownership in equity investees	20%-50%	20%-50%

Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Net revenues	387,229	468,933	390,457
Operating income	37,800	56,729	53,920
Net income attributable to controlling interests	11,529	27,301	5,539
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

On November 14, 2018, Sony Corporation of America, Sony’s wholly-owned subsidiary, completed the acquisition of the entirety of the approximately 60% equity interest held by the investor consortium led by the Mubadala Investment Company in DH Publishing, L.P. (“EMI”) , which owned and managed EMI Music Publishing. As a result of this acquisition, EMI became a wholly-owned subsidiary of Sony as described in Note 25.

On January 30, 2017, Sony sold 17,302,700 shares of its 127,381,600 shares in its affiliated company M3, Inc. (“M3”) to a third party for cash consideration of 51,968 million yen, which is included within other in the investing activities section of the consolidated statements of cash flows. In connection with the sale, Sony’s share ownership decreased from 39.35% to 34.0% of the issued and outstanding shares of M3 and Sony recorded a gain of 37,167 million yen in other operating (income) expense, net in the consolidated statements of income for the fiscal year ended March 31, 2017. Sony continues to account for its remaining interest in M3 under the equity method. Sony remains a major shareholder of M3 and will continue to pursue opportunities to collaborate with M3 in certain business areas, including medical.

The carrying value of Sony’s investment in M3 exceeded its proportionate share in the underlying net assets of M3 by 102,696 million yen at March 31, 2019. The excess is substantially attributable to the remeasurement to fair value of the remaining shares of M3, and allocated to identifiable tangible and intangible assets. The intangible assets relate primarily to M3’s medical web-portal. The unassigned residual value of the excess is recognized as goodwill as a component of the investment balance. The amounts allocated to intangible assets are amortized net of the related tax effects to equity in net income (loss) of affiliated companies over their respective estimated useful lives, principally 10 years, using the straight-line method.

With the exception of M3 as described above, there was no significant difference between Sony’s proportionate share in the underlying net assets of the investees and the carrying value of investments in affiliated companies at March 31, 2018 and 2019.

Several affiliated companies are listed on the Tokyo Stock Exchange and Sony’s investments in these companies have an aggregate carrying value and fair value of 104,079 million yen and 423,108 million yen, respectively, as of March 31, 2019.

The number of affiliated companies accounted for under the equity method as of March 31, 2018 and 2019 were 107 and 133, respectively.

Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2018	2019
Accounts receivable, trade	15,516	12,404
Accounts payable, trade	2,568	1,087
Short-term borrowings	22,849	29,744
Capital lease obligations	13,294	20,265

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Sales	31,238	45,415	41,437
Purchases	1,966	3,180	5,584
Lease payments	16,492	7,749	7,455

Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFI Leasing Company, Limited (“SFIL”), a leasing company in Japan, in the fiscal years ended March 31, 2017, 2018 and 2019. SFIL is accounted for under the equity method and is 34% owned by Sony.

MITSUI-SOKO Supply Chain Solutions, Inc. is accounted for under the equity method and is 34% owned by Sony as a result of the sale of the logistics business on April 1, 2015. As of the fiscal years ended March 31, 2018 and 2019, account balances with MITSUI-SOKO Supply Chain Solutions, Inc. and its subsidiaries were 3,662 million yen and 3,435 million yen, respectively, which are mainly included in accrued expenses. For the fiscal years ended March 31, 2018 and 2019, transactions were 9,123 million yen and 10,606 million yen, respectively, which are mainly included in general and administrative expenses.

Dividends from affiliated companies accounted for under the equity method for the fiscal years ended March 31, 2017, 2018 and 2019 were 7,970 million yen, 5,613 million yen and 4,948 million yen, respectively.